Employee Benefit Plans (Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Change in benefit obligation:
Projected benefit obligation acquired	$ (8,843)
Service cost	(28)
Interest cost	(113)
Actuarial loss	662
Benefits paid	238
Benefit obligation at end of year	(8,084)
Change in plan assets:
Fair value acquired	6,932
Actual return on plan assets	12
Benefits paid	(242)
Fair value of plan assets at end of year	6,702
Funded status of plan:
Funded status at end of year	$ (1,382)